Stock Based Compensation Plans:	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock Based Compensation Plans:

Note 9. Stock Based Compensation Plans:

Equity Incentive Plan

The Company's equity incentive plan provides for the grant of stock options to purchase up to a maximum of 9,939,500 of the Company’s Class A common shares. As of December 31, 2023, there were 2,216,107 options available for grant. Grants are made for terms of up to ten years with vesting periods as required by the TSX Venture Exchange and as may be determined by the Board or a committee of the Board established pursuant to the equity incentive plan.

Stock option transactions for the years ended December 31, 2023 and 2022 are as follows:

	2023		2022
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	7,578,393	$ 2.03	7,218,393	$ 2.08
Options granted	145,000	2.52	360,000	1.07
Options exercised	(1,001)	1.08	-	-
Options outstanding - end of period	7,722,392	$ 2.04	7,578,393	$ 2.03

The following table relates to stock options at December 31, 2023:

	Outstanding Options				Exercisable Options
Exercise Price	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$0.99 - $1.28	358,999	$1.07	$ 611,558	8.84	358,999	$1.07	$ 611,558	8.84
$1.60 - $1.60	2,983,750	$1.60	$3,490,988	7.76	2,983,750	$1.60	$3,490,988	7.76
$1.61 - $1.93	435,000	$1.77	$ 434,950	5.78	435,000	$1.77	$ 434,950	5.78
$2.39 - $2.52	3,514,643	$2.40	$1,316,714	3.41	3,514,643	$2.40	$1,316,714	3.41
$3.15 - $3.26	430,000	$3.21	0	0.96	430,000	$3.21	0	0.96
$0.99 - $3.26	7,722,392	$2.04	$5,854,210	5.34	7,722,392	$2.04	$5,854,210	5.34

The Company granted 145,000 and 360,000 stock options, during the years ended December 31, 2023 and 2022, respectively. The Company recorded non-cash stock option compensation expense during the years ended December 31, 2023 and 2022 of $100,699 and $159,218, respectively for stock options granted in the current and prior periods.

The weighted average fair value of the options granted in 2023 and 2022 was calculated as $0.70 and $0.41, respectively. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

	2023	2022
Risk free interest rate	4.64%	4.18%
Expected term	1.5 years	2.73 years
Expected volatility	52%	55%
Dividend yield	0	0

The risk free interest rate is based on the US Treasury rate on the date of grant for a period equal to the expected term of the option. The expected term is based on historical exercise experience and projected post-vesting behavior. The expected volatility is based on historical volatility of our common stock over a period equal to the expected term of the option.

Change of Control Agreements

The Company maintains change of control agreements with certain officers and a consultant. A Change of Control is generally defined as one or more of the following: the acquisition by any individual, entity or group, of beneficial ownership of 25 percent of the voting power of the Company’s outstanding Common Shares; a change in the composition of the Board that causes less than a majority of the current directors of the Board to be members of the incoming board; reorganization, merger or consolidation or sale or other disposition of all or substantially all of the assets of the Company; liquidation or dissolution of the Company; or any other event the Board reasonably determines constitutes a Change of Control. As of December 31, 2023, the amount payable to participants under the change of control agreements, in the event of a Change of Control, was approximately $8.7 million, which has not been recognized herein as no event of a change of control has been triggered as of the date of this report.

Senior Management Employment Agreements

In the fourth quarter of 2021, the Company and certain members of senior management entered into employment agreements as part of a three-year cost reduction program. The plan provides for the reduction of cash compensation and the payment of an incentive bonus upon the achievement of specific objectives related to the development of the Company’s business and prospects in Venezuela within certain time frames. As of December 31, 2023, the estimated maximum amount payable under the plan in the event of the achievement of the specific objectives was approximately $2.8 million. This amount has not been recognized herein and will only be recognized when, in management’s judgment, it is probable the specific objectives will be achieved. The plan also provides for severance payments upon the occurrence of certain events resulting in termination of employment. As of December 31, 2023 and 2022, the Company had accrued liabilities for severance payments of approximately $0.7 million and $0.5 million, respectively. These amounts are included in general and administrative expense for the years ended December 31, 2023 and 2022.